Business Combination - Summary of Consideration Transferred (Detail) - Oct. 01, 2016 - Codensa S.A [Member] - Electrica De Cundinamarca S.A And Empresa De Energa De Cundinamarca S.A [Member]
$ in Thousands
	USD ($) shares	COP ($) shares
Disclosure Of Business Combinations [Line Items]
Number of shares prior to the merger	132,093,274	132,093,274
Number of new shares issued	1,668,377	1,668,377
Number of shares after the merger	133,761,651	133,761,651
Increase in ownership interest	1.247%	1.247%
Fair value of Codensa | $	$ 2,801,355
Number of shares issued value	$ 34,939	$ 105,532,468